21. Provisions for pensions and similar obligations (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Similar Obligations [Abstract]
Present value of the obligations at beginning of year		R$ 6,251,807	R$ 4,789,072	R$ 5,043,761
Current service cost (Note 40)		5,860	8,142	5,797
Interest cost		448,836	443,837	438,567
Benefits paid		(337,742)	(378,782)	(346,185)
Actuarial (gains)/losses		(450,735)	1,366,837	455,193
Other	[1]		22,701	(808,061)
Present value of the obligations at end of year		R$ 5,918,026	R$ 6,251,807	R$ 4,789,072

[1]	In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates, The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan, The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations, In the Consolidated Statements of Income, this amount was recorded under Provision (Net).